Summary of Significant Accounting Policies - Other Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Accounting Policies [Abstract]
Number of reportable segments | segment	1
Unrealized net transaction gains (losses) related to remeasurement | $	$ (1,800)	$ (800)	$ 500
Provision for doubtful accounts | $	1,700	800	1,200
Amortization of debt issuance costs | $	$ 732	$ 0	$ 0
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units granted (in shares)	224,638
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units granted (in shares)	91,477
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units granted (in shares)	2,207,824
Restricted Stock Units (RSUs) | 2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock units granted (in shares)	2,207,824